                      Seward & Kissel
                  One Battery Park Plaza
                 New York, New York 10105


                                November 14, 1997



Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549


            Alliance Institutional Funds, Inc.
            (File Nos. 333-37177 and 811-08403)
       _____________________________________________


Dear Sirs:

         Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund does not differ from those filed in the most recent pre-effective amendment, the text of which was filed electronically.


                                Very truly yours,


                                /s/ William E. Schwartz



















00250237.AG2